Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 MW	Dec. 31, 2011
Decommissioning costs	$ 3	$ 2
Generating capacity	790
Impairment losses, pre-tax	12
Impairment losses, after-tax	7
Buzzard Point and Benning Road [Member]
Asset retirement obligation	9
Conectiv Energy [Member]
Asset retirement obligation	6
Minimum estimated costs for closure of the operations	2
Maximum estimated costs for closure of the operations	3
Number of years	30 years
Subsidiaries [Member]
Jointly owned plant, net book value ownership	13	13
Impairment losses, pre-tax	12
Impairment losses, after-tax	$ 7